SUPPLEMENT DATED JUNE 10, 2009
TO
PROSPECTUS DATED MAY 1, 2009
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

The AllianceBernstein Wealth Appreciation Strategy Portfolio investment option will no longer be available under your Policy beginning on July 13, 2009.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.